Close-down and restoration provisions - Undiscounted Close-Down and Environmental Restoration Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration obligations	$ 20,433	$ 18,775
Impact of discounting	(4,674)	(4,233)
Total closure obligation	15,759	14,542
Australia
Disclosure of other provisions [Line Items]
Total closure obligation	7,983	7,605
US
Disclosure of other provisions [Line Items]
Total closure obligation	4,680	4,057
Canada
Disclosure of other provisions [Line Items]
Total closure obligation	1,730	1,662
Rest of World
Disclosure of other provisions [Line Items]
Total closure obligation	1,366	1,218
Decommissioning, decontamination and demolition
Disclosure of other provisions [Line Items]
Total closure obligation	3,386	3,343
Closure and rehabilitation earthworks
Disclosure of other provisions [Line Items]
Total closure obligation	4,760	4,125
Long-term water management costs
Disclosure of other provisions [Line Items]
Total closure obligation	1,092	967
Post closure monitoring and maintenance
Disclosure of other provisions [Line Items]
Total closure obligation	1,846	1,676
Indirect costs, owners costs and contingency
Disclosure of other provisions [Line Items]
Total closure obligation	4,675	4,431
Operating sites
Disclosure of other provisions [Line Items]
Total closure obligation	11,598	10,727
Non-operating sites
Disclosure of other provisions [Line Items]
Total closure obligation	4,161	3,815
Due within 1 year
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration obligations	1,142	1,023
Between 1 and 3 years
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration obligations	1,986	1,652
Between 3 and 5 years
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration obligations	1,426	1,680
More than 5 years
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration obligations	$ 15,879	$ 14,420